Note 8 - Commitments and Contingencies - Lease Cost (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Operating lease cost	$ 91,100	$ 141,300	$ 171,000
Variable lease cost		23,200	23,200
Sublease income		(86,100)	(86,100)
Total net lease cost	$ 91,100	$ 78,400	$ 108,100